RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 23, 2020	Oct. 28, 2020	Sep. 22, 2020	Jan. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Increase, Accrued Interest							$ 5,079		$ 23,934	$ 11,122
Interest Expense, Related Party					$ 186	$ 3,669	4,595	$ 9,358	12,812	11,122
Professional fees paid					293,408	284,511	$ 695,023	685,821	$ 926,526	$ 622,336
Number of stock options granted							3,236,340		10,593,700	17,245,000
Stock option, exercise price							$ 2.40		$ 1.43	$ 0.46
Accounts receivable related parties					$ 48,270		$ 48,270
Revenues from transactions with related party							$ 305,127
Financial Consulting Agreement [Member]
Professional fees paid									$ 156,131	$ 6,500
Accrued and unpaid fees owed for services									15,000	4,553
Related Party [Member]
Common stock issued			250,000
Shares issued fair value per share			$ 2.00
Common stock issued, shares			$ 500,000
Mr. Reithinger [Member]
Number of stock options granted		425,000		720,000
Stock option, exercise price		$ 0.50		$ 0.50
Convertible Note Payable Related Party [Member]
Debt Instrument, Maturity Date	Dec. 31, 2021
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt instrument, face amount	$ 3,000,000					$ 3,000,000		$ 3,000,000	$ 3,000,000
Conversion price	$ 2.00
Jemmett Enterprises, LLC [Member]
Notes Payable											$ 200,000
Debt Instrument, Maturity Date									Jun. 15, 2021		Jun. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Loans Payable									$ 59,787	$ 109,787